Notes to the interim condensed consolidated statement of income (loss) - Revenues and other income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues and other income
Revenue	€ 20	€ 4,454
Total revenues	20	4,454
CIR	839	1,125
Subsidies	5
Other	442	32
Total other income	1,286	1,156
Total revenues and other income	1,305	5,610
Licensing and collaboration agreement with CTTQ
Revenues and other income
Revenue	€ 0	€ 4,400